Trade receivables	12 Months Ended
Dec. 31, 2019
Trade receivables
Trade receivables

15.  Trade receivables

	31 December	31 December
	2019	2018
	Successor (NFH)	Predecessor (HHH)
Trade receivables	280,250	256,423
Impairment	(64,874)	(75,296)
	215,376	181,127

The Group assesses a patient’s ability to pay based on the patient’s financial capacity and intention to pay considering all relevant facts and circumstances, including pre-clearing with the patient’s respective insurance company, and past experiences with that patient or patient class. For certain patient classes, the Group requires substantial upfront deposits or full payment before the patient is discharged. Therefore, the Group concludes that collectability is probable for each patient based on its procedures performed prior to accepting each patient and on its historical experience with each patient class while also accepting that there is some credit risk inherent with some patient classes. Trade receivables are non-interest bearing and are generally on terms of 30 to 90 days. The trade receivables are predominantly due from creditworthy insurance companies. The remaining debtors are individual patients. The Group does not hold any collateral as security. There is no concentration of credit risk with respect to trade receivables because no individual debtor contributed more than 10% of the Group’s trade receivables as at 31 December 2019 (Successor) and 2018 (Predecessor).

An aging analysis of trade receivables at the end of reporting periods, based on the revenue recognition date and net of loss allowance is as follows:

	31 December	31 December
	2019	2018
	Successor (NFH)	Predecessor (HHH)
Within 3 months	159,152	126,291
3 months – 6 months	22,469	28,915
6 months – 9 months	11,245	14,052
9 months – 1 year	6,241	5,954
1 – 2 years	15,712	4,169
2 – 3 years	557	1,746
	215,376	181,127

The movements in the loss allowance for impairment of trade receivables are as follows:

At 1 January 2019 (Predecessor)	75,296
Impairment losses	7,040
Amount written off as uncollectible	(17,462)

At 31 December 2019 (Successor)	64,874

At 1 January 2018 (Predecessor)	72,347
Impairment losses	16,329
Amount written off as uncollectible	(13,380)

At 31 December 2018 (Predecessor)	75,296

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The Group’s expected credit losses are concentrated in the individual patient class. The provision rates are based on days past due for customers. The calculation reflects the supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Trade receivables are written off if past due for more than three years.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

Successor (NFH)	Past due
	Within 3	3‑6	6‑9	9‑12	1‑2	2‑3
31 December 2019	months	months	months	months	years	years	Total
Expected credit loss rate	3.78%	17.41%	31.38%	41.75%	60.56%	97.31%	23.15%
Gross carrying amount	165,401	27,205	16,388	10,714	39,834	20,708	280,250
Expected credit losses	6,249	4,736	5,143	4,473	24,122	20,151	64,874

Predecessor (HHH)	Past due
	Within 3	3‑6	6‑9	9‑12	1‑2	2‑3
31 December 2018	Months	months	months	months	years	years	Total
Expected credit loss rate	7.39%	21.41%	36.57%	50.00%	86.10%	90.91%	29.36%
Gross carrying amount	136,368	36,792	22,153	11,908	29,991	19,211	256,423
Expected credit losses	10,077	7,877	8,101	5,954	25,822	17,465	75,296